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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685

                          Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2004 through October 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                                     PIONEER
                                   ----------
                                      HIGH
                                      YIELD
                                      FUND

                                     Annual
                                     Report

                                    10/31/05

                                 [Logo] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                   1

Portfolio Summary                                                       2

Prices and Distributions                                                3

Performance Update                                                      4

Comparing Ongoing Fund Expenses                                        10

Portfolio Management Discussion                                        12

Schedule of Investments                                                16

Financial Statements                                                   29

Notes to Financial Statements                                          39

Report of Independent Registered Public Accounting Firm                49

The Pioneer Family of Mutual Funds                                     50

Trustees, Officers and Service Providers                               51

Pioneer High Yield Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

Questions about the economic outlook moved from theoretical to real when Hurricanes Katrina and Rita wreaked devastation on people and property across much of the Gulf Coast. Before the storms struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. Despite 12 straight hikes by the Federal Reserve Board, interest rates were at tolerable levels, and businesses and households were managing to live with rising energy costs. The Fed raised rates again on November 1, 2005, suggesting continued concern that inflationary fires are merely banked, not extinguished. The stimulative effect of massive recovery spending may have been a factor in the Fed's decision. Damage to many Gulf area facilities may also keep oil and gasoline supplies tight and restrain GDP growth for a time. By late in the third quarter, energy prices had backed off peak levels, but remained high enough to prompt worries over their impact on consumers and the economy in general.

Consumers are key to the economy's direction. The national savings rate stands near zero, leaving households with little financial slack to continue absorbing punishing prices at the pump and in their heating and utility bills; confidence understandably sagged after the storms. However, U.S. consumers are notably resilient. If conditions in the job market rebound from storm-induced disruptions, their behavior seems unlikely to change very much.

Barring surprises, the hurricanes have not undercut our favorable expectations for the rest of the year. We believe carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Another Fund Group Joins the Pioneer Family

Pioneer Investment Management recently completed the acquisition of AmSouth Bancorporation's mutual fund management business. This transaction, our fifth in two years, adds seven new funds to our lineup and expands assets under management by over $5 billion. Transactions such as these increase our ability to offer competitively priced products to our shareholders and other investors through the services of their financial advisors.

Respectfully,

[Signature of Osbert M. Hood]

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                                            62.5%
Convertible Corporate Bonds                                     22.4%
U.S. Common Stocks                                               6.9%
Convertible Preferred Stocks                                     6.1%
Temporary Cash Investments                                       1.8%
U.S. Preferred Stocks                                            0.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Materials                                                       28.6%
Consumer Discretionary                                          14.9%
Industrials                                                     13.2%
Financials                                                      10.7%
Health Care                                                     10.6%
Information Technology                                           9.1%
Utilities                                                        7.2%
Energy                                                           5.5%
Consumer Staples                                                 0.2%

Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term securities and based on S&P ratings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

B                                                               42.2%
BB                                                              34.1%
BBB                                                              2.8%
CCC & Lower                                                      4.0%
Not Rated                                                       16.2%
Cash and Equivalents                                             0.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

 1    Tesoro Petroleum Corp., 9.625, 4/1/12                     4.16%
 2    Freeport McMoRan Copper & Gold, Inc., 5.5, 12/31/49       3.58
 3    Bowater, Inc., 6.5, 6/15/13                               3.02
 4    Millennium Chemicals, Inc., 4.0, 11/15/23                 2.87
 5    Interpublic Group Inc., 7.25, 8/15/11                     2.68
 6    Valeant Pharmaceuticals, 7.0, 12/15/11                    2.52
 7    Crescent Real Estate, 9.25, 4/15/09                       2.32
 8    DRS Technologies, Inc., 6.875, 11/1/13                    2.23
 9    Forest City Enterprises, 7.625, 6/1/15                    2.18
10    SCI Systems, Inc., 3.0, 3/15/07                           2.11

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class                 10/31/05   10/31/04
-------                --------   --------
   A                    $11.18     $11.73
   B                    $11.22     $11.78
   C                    $11.32     $11.88
   R                    $12.29     $12.88
   Y                    $11.16     $11.70

     Class             10/31/05   12/10/04*
--------------         --------   ---------
Investor Class          $11.17     $11.50

Distributions Per Share
--------------------------------------------------------------------------------

                              11/1/04 - 10/31/05
                              ------------------
                       Net
                   Investment     Short-Term      Long-Term
    Class            Income     Capital Gains   Capital Gains
    -----          ----------   -------------   -------------
      A              $0.5444       $0.0490         $0.3513
      B              $0.4590       $0.0490         $0.3513
      C              $0.4660       $0.0490         $0.3513
      R              $0.5689       $0.0490         $0.3513
      Y              $0.5813       $0.0490         $0.3513

                             12/10/04 - 10/31/05
                             -------------------
                      Net
                   Investment     Short-Term      Long-Term
    Class            Income     Capital Gains   Capital Gains
    -----          ----------   -------------   -------------
Investor Class       $0.4914       $0.0490         $0.3513

-----------------------------------------------------------------------------
INDEX DEFINITIONS
-----------------------------------------------------------------------------

The Merrill Lynch (ML) High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

The indexes defined here pertain to the Value of $10,000 Investment charts on pages four to nine.

*    Inception date of Investor Class shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of October 31, 2005)

                              Net            Public
                           Asset Value      Offering
Period                       (NAV)        Price (POP)
Life-of-Class
(2/12/98)                   10.45%           9.80%
5 Years                      9.03            8.03
1 Year                       3.49           -1.15

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  ML Index of
                                  ML High         Convertible
                 Pioneer          Yield           Bonds
                 High Yield       Master II       (Speculative
                 Fund             Index           Quality)
2/98              9550            10000           10000
                  8260             9612            9185
10/99            10068            10151           12442
                 13201             9980           14165
10/01            13772             9985           10316
                 13300             9332           10042
10/03            18198            12421           14342
                 19650            13936           15610
10/05            20334            14484           15973

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. POP returns reflect deduction of maximum 4.5% sales charge. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of October 31, 2005)

                                 If           If
Period                          Held       Redeemed
Life-of-Class
(2/12/98)                       9.69%       9.69%
5 Years                         8.19        8.19
1 Year                          2.61       -1.20

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  ML Index of
                                  ML High         Convertible
                 Pioneer          Yield           Bonds
                 High Yield       Master II       (Speculative
                 Fund             Index           Quality)
2/98             10000            10000           10000
                  8602             9612            9185
10/99            10412            10151           12442
                 13619             9980           14165
10/01            14089             9985           10316
                 13497             9332           10042
10/03            18349            12421           14342
                 19674            13936           15610
10/05            20187            14484           15973

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of October 31, 2005)

                                 If           If
Period                          Held       Redeemed
Life-of-Class
(2/12/98)                       9.81%       9.81%
5 Years                         8.18        8.18
1 Year                          2.65        2.65

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  ML Index of
                                  ML High         Convertible
                 Pioneer          Yield           Bonds
                 High Yield       Master II       (Speculative
                 Fund             Index           Quality)
2/98              9550            10000           10000
                  8260             9612            9185
10/99            10068            10151           12442
                 13201             9980           14165
10/01            13772             9985           10316
                 13300             9332           10042
10/03            18198            12421           14342
                 19650            13936           15610
10/05            20357            14484           15973

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

Average Annual Total Returns
(As of October 31, 2005)

                                If            If
Period                         Held        Redeemed
Life-of-Class
(12/10/04)                      1.88%       1.88%

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  ML Index of
                                  ML High         Convertible
                 Pioneer          Yield           Bonds
                 High Yield       Master II       (Speculative
                 Fund             Index           Quality)
12/04            10000            10000           10000
10/05            10059            10132            9469

Index comparisons begin 12/10/04.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of October 31, 2005)
                                If            If
Period                         Held        Redeemed
Life-of-Class
(2/12/98)                       10.05%      10.05%
5 Years                          8.70        8.70
1 Year                           3.04        3.04

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  ML Index of
                                  ML High         Convertible
                 Pioneer          Yield           Bonds
                 High Yield       Master II       (Speculative
                 Fund             Index           Quality)
2/98             10000            10000           10000
                  8665             9612            9185
10/99            10589            10151           12442
                 13827             9980           14165
10/01            14420             9985           10316
                 13967             9332           10042
10/03            19171            12421           14342
                 20775            13936           15610
10/05            20709            14484           15973

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1%. CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of October 31, 2005)

                                If            If
Period                         Held        Redeemed
Life-of-Class
(2/12/98)                       10.65%      10.65%
5 Years                          9.32        9.32
1 Year                           3.92        3.92

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  ML Index of
                                  ML High         Convertible
                 Pioneer          Yield           Bonds
                 High Yield       Master II       (Speculative
                 Fund             Index           Quality)
2/98             10000            10000           10000
                  8665             9612            9185
10/99            10589            10151           12442
                 13827             9980           14165
10/01            14420             9985           10316
                 13967             9332           10042
10/03            19171            12421           14342
                 20775            13936           15610
10/05            21590            14484           15973

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value {divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on actual returns from May 1, 2005 through October 31, 2005

Share Class               A            B            C        Investor         R            Y
-----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 5/1/05

Ending Account      $1,046.20    $1,042.15    $1,042.03    $1,046.43    $1,044.71    $1,048.85
Value On 10/31/05

Expenses Paid       $    5.47    $    9.42    $    9.32    $    4.28    $    6.65    $    3.61
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.83%, 1.81%, 0.83%, 1.29% and 0.70% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2005 through October 31, 2005

Share Class               A            B            C        Investor         R            Y
----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 5/1/05

Ending Account      $1,019.86    $1,015.98    $1,016.08    $1,021.02    $1,018.70    $1,021.68
Value On 10/31/05

Expenses Paid       $    5.40    $    9.30    $    9.20    $    4.23    $    6.56    $    3.57
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.83%, 1.81%, 0.83%, 1.29% and 0.70% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/05
--------------------------------------------------------------------------------

During the 12 months ended October 31, 2005, high-yield bonds offered modestly positive returns, generated mainly by interest income. In the interview below, Fund manager Margaret Patel describes the factors that drove the high-yield market.

Q:   How did the Fund perform?

A: During the 12 months ended October 31, 2005, the Fund had a total return based on net asset value of 3.49% for the Fund's Class A shares. To compare, the Merrill Lynch High Yield Master II Index returned 3.92%, and the 426 High Current Yield Funds tracked by Lipper Inc. had an average return of 3.25%.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost

Q: What was the environment like for the high-yield market during the past six months?

A: The economy continued to grow, which helped keep the yield spread - or yield advantage - offered by high-yield bonds over comparable Treasuries relatively narrow and below historical averages. Returns for the high-yield market were modestly positive, with the regular coupon provided by the securities offset by lower bond prices. The bond price declines resulted from generally rising interest rates in both the Treasury and high-yield markets. Defaults declined during the period and approached the historical low of less than 2% seen in 1997. A major event in the market occurred in May, when the credit ratings of Ford and General Motors were downgraded to below-investment grade. There was some short-term volatility caused by these moves as investors pondered the effect the significantly large influx of Ford and GM debt might have on the market. Overall, however, the market absorbed the transfer with no major disruptions.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: Why did the Fund slightly underperform the Merrill Lynch High Yield Master II Index?

A: Investments in the convertible bond sector have been a cornerstone of the Fund's approach for some time. Historically, they have helped its relative performance. Unfortunately, convertible bonds underperformed conventional high-yield issues, particularly from the beginning of the period through April 2005. The low volatility experienced by the convertible bonds' underlying stocks worked to compress the premium investors were willing to pay for convertibles. In addition, many convertible bonds offer relatively low coupons (stated rate of interest) and are generally of shorter maturity, two attributes that resulted in negative price performance as the Federal Reserve Board steadily raised short-term interest rates during the period. However, convertible bonds performed better during the second half of the period as stock prices improved and equity market volatility increased.

Q:   What was your strategy during the period?

A: We continued to favor the higher-quality segment of the high-yield market. These types of bonds tend to perform better against a backdrop of narrow yield spreads and relatively high bond prices. The larger stake in higher-quality bonds also was implemented to insulate the Fund from an increase in defaults, a widening of the yield spread, and the modestly higher interest rates the market currently expects in the months to come. We also reduced the Fund's weightings in the technology sector, selling out of several small companies that we felt would suffer from muted demand for a sustained period. In addition, the bonds issued by a number of technology companies were called for redemption by the issuing firms during the period. We remained overweighted in the basic materials and industrials sectors, looking to keep the Fund exposed to areas that we felt would benefit from continued positive economic growth. We also invested a small stake of the Fund in common stocks, for diversification and to gain exposure to attractive firms that didn't offer bonds in the high-yield market. The stocks were selected for the income they provided in the form of dividends as well as their capital appreciation potential. Lastly, we reduced the Fund's stake in convertibles during the period, selling low-coupon convertible bonds that we felt would underperform during a period of rising short-term interest rates. In addition, some of the Fund's convertible bonds were called for redemption during the year.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/05                             (continued)
--------------------------------------------------------------------------------

Q: Which investments proved to be some of the top performers during the fiscal year? Which disappointed?

A: The convertible securities of Lyondell, listed in the Fund's holdings as Millennium Chemicals, increased in value along with the underlying stock price, reflecting optimism about the prospects for basic commodity chemicals. Heating, ventilation and air conditioning firm Lennox International also rose, in response to strong demand for heating and cooling equipment. We exercised the convertible option offered by the bond by converting our investment into shares of Lennox common stock. Roper Industries, which makes industrial controls and fluid handling equipment, enjoyed price appreciation due to improving demand. Biotechnology firm Ivax benefited from better operating results and its impending acquisition by Teva Pharmaceuticals. Finally, our convertible bonds held in Vertex Pharmaceuticals increased substantially, along with the underlying stock price, due to advances in the company's drug pipeline and the achievement of several strategic partnerships.

     On the down side, bonds issued by Wabash National hurt Fund performance as the underlying stock declined due to slower demand for the truck trailers the company produces. Interpublic Group, a large advertising agency, saw the value of its common stock and associated convertible bond decline because of concerns about management changes and the firm's delay in releasing required compliance information. Graftech International, a manufacturer of graphite and carbon products for steel "mini-mills," fell when it could not pass on higher materials costs to its customers, leading to weaker operating results. Finally, Flir Systems' convertible bonds declined along with the stock due to slower orders and lower earnings for the maker of infrared and thermal imaging equipment for defense and industrial applications.

Q:   What is your outlook?

A: We are optimistic about the health of the economy and the corporate high-yield market. If the economy continues to grow faster than the historical long-term average - as the Fed gradually moves interest rates higher - high-yield bonds could continue to produce moderately positive results and coupon income. The major credit rating agencies predict modest increases in defaults going forward, but still well below the historical average of about 4.75%. In addition, the Fund is well positioned - through its holdings in convertible bonds, convertible preferred bonds and

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     common stock - to offer shareholders the opportunity for capital appreciation, should stocks participate in the continued economic advance that we expect.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05
--------------------------------------------------------------------------------

      Shares                                                                     Value
                  CONVERTIBLE PREFERRED STOCKS - 6.1%
                  Materials - 4.3%
                  Construction Materials - 0.7%
     735,050      TXI Capital Trust I, 5.5%, 6/30/28                    $   37,855,075
                                                                        --------------
                  Diversified Chemical - 0.1%
     350,000      Celanese Corp., 4.25%, 12/31/49 (b)                   $    9,231,250
                                                                        --------------
                  Diversified Metals & Mining - 3.5%
     184,200      Freeport-McMoRan Copper & Gold, Inc., 5.5%,
                    12/31/49                                            $  202,504,875
                                                                        --------------
                  Paper Packaging - 0.0%
       7,500      Smurfit-Stone Container                               $      150,938
                                                                        --------------
                  Total Materials                                       $  249,742,138
                                                                        --------------
                  Media - 0.1%
                  Broadcasting & Cable TV - 0.1%
      76,200      General Cable Corp., 5.75%, 11/24/13                  $    6,619,875
                                                                        --------------
                  Total Media                                           $    6,619,875
                                                                        --------------
                  Banks - 0.6%
                  Thrifts & Mortgage Finance - 0.6%
     736,432      Sovereign Cap Trust IV, 4.375%, 3/1/34                $   32,863,278
                                                                        --------------
                  Total Banks                                           $   32,863,278
                                                                        --------------
                  Utilities - 1.1%
                  Gas Utilities - 0.2%
      60,000      Semco Energy, Inc., 5.0%, 2/20/15 (144A)+             $   11,520,000
                                                                        --------------
                  Multi-Utilities - 0.9%
     612,900      CMS Energy Corp., 4.5%, 12/31/49                      $   50,181,188
                                                                        --------------
                  Total Utilities                                       $   61,701,188
                                                                        --------------
                  TOTAL CONVERTIBLE PREFERRED STOCKS
                  (Cost $306,527,189)                                   $  350,926,479
                                                                        --------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
      Amount                                                                     Value
                  CONVERTIBLE CORPORATE BONDS - 22.3%
                  Energy - 0.6%
                  Oil & Gas Exploration & Production - 0.6%
 $26,170,000      McMoran Exploration, 6.0%, 7/2/08+                    $   34,282,700
                                                                        --------------
                  Total Energy                                          $   34,282,700
                                                                        --------------
                  Materials - 4.7%
                  Commodity Chemicals - 2.8%
     530,000      Millennium Chemicals, Inc., 4.0%, 11/15/23
                    (144A)                                              $    1,093,788
  78,520,000      Millennium Chemicals, Inc., 4.0%, 11/15/23               162,045,650
                                                                        --------------
                                                                        $  163,139,438
                                                                        --------------
                  Diversified Metals & Mining - 0.6%
  21,155,000      Inco, Ltd., 3.5%, 3/14/52                             $   33,530,675
                                                                        --------------
                  Gold - 0.6%
  44,600,000      Coeur D'Alene Mines Corp., 1.25%, 1/15/24 (b)         $   35,011,000
                                                                        --------------
                  Steel - 0.7%
   4,600,000      Graftech International, 1.625%, 1/15/24 (144A)        $    3,312,000
  53,686,000      Graftech International, 1.625%, 1/15/24                   38,653,920
                                                                        --------------
                                                                        $   41,965,920
                                                                        --------------
                  Total Materials                                       $  273,647,033
                                                                        --------------
                  Capital Goods - 2.9%
                  Aerospace & Defense - 0.2%
  10,650,000      United Industries Corp., 3.75%, 9/15/24 (144A)        $   12,034,500
                                                                        --------------
                  Construction & Engineering - 0.5%
  21,110,000      Quanta Services, Inc., 4.0%, 7/1/07                   $   20,318,375
   9,445,000      Quanta Services, Inc., 4.5%, 10/1/23                      11,345,806
                                                                        --------------
                                                                        $   31,664,181
                                                                        --------------
                  Construction, Farm Machinery & Heavy Trucks - 0.7%
  34,850,000      Wabash National Corp., 3.25%, 8/1/08+                 $   39,336,938
                                                                        --------------
                  Electrical Component & Equipment - 1.5%
 164,787,000      Roper Industries, Inc., 1.48%, 1/15/34                $   87,131,126
                                                                        --------------
                  Total Capital Goods                                   $  170,166,745
                                                                        --------------


The accompanying notes are an integral part of these financial statements.    17

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

   Principal
      Amount                                                                     Value
                  Consumer Services - 2.1%
                  Specialized Consumer Services - 2.1%
$124,347,000      SCI Systems, Inc., 3.0%, 3/15/07                      $  119,373,120
                                                                        --------------
                  Total Consumer Services                               $  119,373,120
                                                                        --------------
                  Media - 1.9%
                  Advertising - 1.9%
   1,821,000      Interpublic Group Companies, 4.5%, 3/15/23
                    (144A)                                              $    1,987,166
  97,923,000      Interpublic Group Companies, 4.5%, 3/15/23               106,858,474
                                                                        --------------
                                                                        $  108,845,640
                                                                        --------------
                  Total Media                                           $  108,845,640
                                                                        --------------
                  Retailing - 0.7%
                  Automotive Retail - 0.7%
  44,097,000      Sonic Automotive, Inc., 5.25%, 5/7/09 (b)             $   43,270,181
                                                                        --------------
                  Total Retailing                                       $   43,270,181
                                                                        --------------
                  Health Care Equipment & Services - 1.3%
                  Health Care Equipment - 1.3%
  34,600,000      Epix Medical, 3.0%, 6/15/24 (144A)                    $   26,555,500
  52,350,000      Wilson Greatbatch Technology, 2.25%, 6/15/13+             46,395,188
                                                                        --------------
                                                                        $   72,950,688
                                                                        --------------
                  Total Health Care Equipment & Services                $   72,950,688
                                                                        --------------
                  Pharmaceuticals & Biotechnology - 3.4%
                  Biotechnology - 1.6%
  63,690,000      Cubist Pharmaceuticals, 5.5%, 11/1/08                 $   61,779,300
  34,400,000      CV Therapeutics, 2.0%, 5/16/23                            29,197,000
                                                                        --------------
                                                                        $   90,976,300
                                                                        --------------
                  Pharmaceuticals - 1.8%
   6,230,000      KV Pharmaceutical Co., 2.5%, 5/16/33                  $    5,793,900
  10,350,000      Valeant Pharmaceuticals, 4.0%, 11/15/13                    8,849,250
  56,757,000      Vertex Pharmaceuticals, Inc., 5.75%, 2/15/11
                    (144A)                                                  91,165,931
                                                                        --------------
                                                                        $  105,809,081
                                                                        --------------
                  Total Pharmaceuticals & Biotechnology                 $  196,785,381
                                                                        --------------


18    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
      Amount                                                                     Value
                  Software & Services - 1.2%
                  Application Software - 0.8%
$ 43,650,000      Mentor Graphics, 6.875%, 6/15/07                      $   43,486,313
                                                                        --------------
                  IT Consulting & Other Services - 0.4%
  35,000,000      Safeguard Scientifics, 2.625%, 3/15/24                $   24,675,000
                                                                        --------------
                  Total Software & Services                             $   68,161,313
                                                                        --------------
                  Technology Hardware & Equipment - 2.0%
                  Communications Equipment - 0.1%
   7,571,000      Finisar Corp., 5.25%, 10/15/08                        $    6,369,104
                                                                        --------------
                  Computer Storage & Peripherals - 0.2%
  14,500,000      Maxtor Corp., 6.8%, 4/30/10 (b)                       $   14,046,875
                                                                        --------------
                  Electronic Equipment & Instruments - 1.2%
  26,611,000      Flir Systems, Inc., 3.0%, 6/1/23                      $   29,671,265
  40,780,000      Veeco Instruments, 4.125%, 12/21/08                       37,466,625
                                                                        --------------
                                                                        $   67,137,890
                                                                        --------------
                  Technology Distributors - 0.5%
  29,112,000      Bell Microproducts, Inc., 3.75%, 3/5/24+              $   26,164,410
                                                                        --------------
                  Total Technology Hardware & Equipment                 $  113,718,279
                                                                        --------------
                  Semiconductors - 1.5%
                  Semiconductor Equipment - 1.5%
  63,587,000      Brooks Automation, Inc., 4.75%, 6/1/08                $   61,123,003
   6,308,000      Cymer, Inc., 3.5%, 2/15/09                                 6,150,300
  18,602,000      EMCORE Corp., 5.0%, 5/15/11                               17,950,930
                                                                        --------------
                                                                        $   85,224,233
                                                                        --------------
                  Total Semiconductors                                  $   85,224,233
                                                                        --------------
                  TOTAL CONVERTIBLE CORPORATE BONDS
                  (Cost $1,221,412,208)                                 $1,286,425,313
                                                                        --------------


The accompanying notes are an integral part of these financial statements.   19

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

      Shares                                                                     Value
                  PREFERRED STOCKS - 0.3%
                  Real Estate - 0.3%
                  Real Estate Management & Development - 0.3%
     667,700      Forest City Enterprises, 7.375%, 2/1/34               $   16,358,650
                                                                        --------------
                  Total Real Estate                                     $   16,358,650
                                                                        --------------
                  TOTAL PREFERRED STOCKS
                  (Cost $17,060,964)                                    $   16,358,650
                                                                        --------------
                  COMMON STOCKS - 7.0%
                  Materials - 1.0%
                  Aluminum - 03%
     828,100      Novelis, Inc.                                         $   16,321,851
                                                                        --------------
                  Diversified Chemical - 0.0%
       4,893      Huntsman Corp.*                                       $       85,600
                                                                        --------------
                  Paper Products - 0.4%
   7,550,500      Abitibi-Consolidated, Inc. (b)                        $   23,557,560
                                                                        --------------
                  Specialty Chemicals - 0.3%
       8,000      Arch Chemicals, Inc.                                  $      210,160
   1,042,100      RPM, Inc. (b)                                             19,403,902
                                                                        --------------
                                                                        $   19,614,062
                                                                        --------------
                  Total Materials                                       $   59,579,073
                                                                        --------------
                  Capital Goods - 1.3%
                  Building Products - 0.9%
   1,828,895      Lennox International, Inc.                            $   51,007,882
                                                                        --------------
                  Industrial Machinery - 0.2%
     168,600      Parker Hannifin Corp.                                 $   10,567,847
                                                                        --------------
                  Trading Companies & Distributors - 0.2%
     300,000      Wesco International, Inc.*                            $   11,925,000
                                                                        --------------
                  Total Capital Goods                                   $   73,500,729
                                                                        --------------
                  Household & Personal Products - 0.2%
                  Personal Products - 0.2%
     211,600      Alberto-Culver Co. (Class B)                          $    9,185,556
                                                                        --------------
                  Total Household & Personal Products                   $    9,185,556
                                                                        --------------


20    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                                     Value
                  Health Care Equipment & Services - 0.6%
                  Health Care Equipment - 0.6%
     287,700      Bio-Rad Laboratories, Inc.*                           $   16,836,204
     200,000      Fisher Scientific International, Inc.*                    11,300,000
     278,700      Thermo Electron Corp.*                                     8,413,953
                                                                        --------------
                                                                        $   36,550,157
                                                                        --------------
                  Total Health Care Equipment & Services                $   36,550,157
                                                                        --------------
                  Pharmaceuticals & Biotechnology - 0.7%
                  Biotechnology - 0.4%
     681,800      Protein Design Labs, Inc.*                            $   19,104,036
                                                                        --------------
                  Pharmaceuticals - 0.3%
     906,200      Bristol-Myers Squibb Co.                              $   19,184,254
                                                                        --------------
                  Total Pharmaceuticals & Biotechnology                 $   38,288,290
                                                                        --------------
                  Insurance - 0.1%
                  Multi-Line Insurance - 0.1%
      83,200      Hartford Financial Services Group, Inc.               $    6,635,200
                                                                        --------------
                  Total Insurance                                       $    6,635,200
                                                                        --------------
                  Real Estate - 2.2%
                  Real Estate Investment Trusts - 2.2%
   1,000,000      Equity Office Properties Trust                        $   30,800,000
     821,900      General Growth Properties (b)                             34,914,312
     705,300      Mack-Cali Realty Corp.                                    30,081,045
   1,759,600      MeriStar Hospitality Corp.*                               15,255,732
      71,800      Liberty Property Trust                                     2,993,342
     283,600      Saul Centers, Inc.                                         9,926,000
                                                                        --------------
                                                                        $  123,970,431
                                                                        --------------
                  Total Real Estate                                     $  123,970,431
                                                                        --------------
                  Semiconductors - 0.0%
                  Semiconductor Equipment - 0.0%
     100,000      FEI Co.*                                              $    1,890,000
                                                                        --------------
                  Total Semiconductors                                  $    1,890,000
                                                                        --------------


The accompanying notes are an integral part of these financial statements.    21

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

      Shares                                                                     Value
                  Utilities - 0.9%
                  Gas Utilities - 0.4%
     200,000      Atmos Energy Corp.                                    $    5,260,000
     274,600      National Fuel Gas Co.                                      8,276,444
   1,118,581      SEMCO Energy, Inc. * (b)+                                  6,711,486
                                                                        --------------
                                                                        $   20,247,930
                                                                        --------------
                  Independent Power Producer & Energy Traders - 0.5%
     691,100      NRG Energy, Inc.*                                     $   29,724,211
                                                                        --------------
                  Total Utilities                                       $   49,972,141
                                                                        --------------
                  TOTAL COMMON STOCKS
                  (Cost $404,242,730)                                   $  399,571,577
                                                                        --------------

   Principal
      Amount                                                                    Value
                  CORPORATE BONDS - 62.4%
                  Energy - 4.8%
                  Oil & Gas Equipment & Services - 0.7%
 $44,559,000      Holly Energy Partners LP, 6.25%, 3/1/15               $   43,222,230
                                                                        --------------
                  Oil & Gas Refining & Marketing - 4.1%
 215,100,000      Tesoro Petroleum Corp., 9.625%, 4/1/12 (b)            $  234,996,750
                                                                        --------------
                  Total Energy                                          $  278,218,980
                                                                        --------------
                  Materials - 17.9%
                  Aluminum - 1.3%
  80,281,000      Novelis, Inc., 7.25%, 2/15/15 (144A)                  $   73,256,413
                                                                        --------------
                  Commodity Chemicals - 3.8%
  53,875,000      Arco Chemical Co., 9.8%, 2/1/20                       $   60,070,625
   2,500,000      Lyondell Chemical Co., 9.625%, 5/1/07                      2,612,500
  13,500,000      Lyondell Chemical Co., 10.5%, 6/1/13                      15,305,625
   4,271,000      Nova Chemicals Corp., 6.5%, 1/15/12                        4,078,805
  19,150,000      Nova Chemicals Corp., 7.25%, 8/15/28                      19,724,500
  67,605,000      Nova Chemicals Corp., 7.4%, 4/1/09                        68,619,075
  50,370,000      Nova Chemicals Corp., 7.875%, 9/15/25                     49,866,300
                                                                        --------------
                                                                        $  220,277,430
                                                                        --------------
                  Construction Materials - 0.5%
  28,773,000      Texas Industries, Inc., 7.25%, 7/15/13 (144A)         $   29,923,920
                                                                        --------------


22    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
      Amount                                                                    Value
                  Diversified Metals & Mining - 0.9%
 $51,110,000      Freeport-McMoRan Copper & Gold, Inc.,
                    6.875%, 2/1/14 (b)                                  $   50,343,350
                                                                        --------------
                  Fertilizers & Agricultural Chemicals - 0.0%
   2,430,000      Scotts Co., 6.625%, 11/15/13                          $    2,478,600
                                                                        --------------
                  Metal & Glass Containers - 3.2%
  48,400,000      Crown Cork & Seal Co., Inc.,
                    7.375%, 12/15/26 (b)                                $   45,738,000
 100,181,000      Crown Holdings, 9.5%, 3/1/11                             110,199,100
  25,080,000      Crown Holdings, 10.875%, 3/1/13                           29,531,700
                                                                        --------------
                                                                        $  185,468,800
                                                                        --------------
                  Paper Packaging - 0.0%
     250,000      Stone Container Fin, 7.375%, 7/15/14                  $      221,875
                                                                        --------------
                  Paper Products - 7.0%
  30,295,000      Abitibi-Consolidated, Inc., 6.0%, 6/20/13 (b)         $   25,069,113
  26,625,000      Abitibi-Consolidated, Inc., 7.4%, 4/1/18                  21,832,500
   4,932,000      Abitibi-Consolidated, Inc., 8.5%, 8/1/29                   3,994,920
   9,050,000      Abitibi-Consolidated, Inc., 8.55%, 8/1/10                  8,846,374
  33,255,000      Abitibi-Consolidated, Inc., 8.85%, 8/1/30                 27,767,925
     400,000      Abitibi-Consolidated, Inc., Floating Rate
                    Note, 6/15/11                                              376,000
  88,920,000      Bowater Canada Finance, 7.95%, 11/15/11                   84,918,600
 194,040,000      Bowater, Inc., 6.5%, 6/15/13 (b)                         170,755,200
  30,270,000      Bowater, Inc., 9.375%, 12/15/21                           29,513,250
   9,465,000      Bowater, Inc., 9.5%, 10/15/12                              9,512,325
  23,635,000      Smurfit Capital Funding Plc, 7.5%, 11/20/25               20,798,800
                                                                        --------------
                                                                        $  403,385,007
                                                                        --------------
                  Specialty Chemicals - 1.2%
  65,485,000      Millennium America, Inc., 7.625%, 11/15/26            $   61,719,613
   4,000,000      Millennium America, Inc., 9.25%, 6/15/08                   4,290,000
                                                                        --------------
                                                                        $   66,009,613
                                                                        --------------
                  Total Materials                                       $1,031,365,008
                                                                        --------------


The accompanying notes are an integral part of these financial statements.    23

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

   Principal
      Amount                                                                     Value
                  Capital Goods - 7.9%
                  Aerospace & Defense - 3.4%
$132,888,000      DRS Technologies, Inc., 6.875%, 11/1/13               $  126,243,600
  34,715,000      Esterline Technology, 7.75%, 6/15/13                      36,190,388
  37,065,000      L-3 Communication Holdings Corp.,
                    5.875%, 1/15/15                                         35,211,750
                                                                        --------------
                                                                        $  197,645,738
                                                                        --------------
                  Industrial Machinery - 4.5%
  20,900,000      Gardner Denver, Inc., 8.0%, 5/1/13 (144A)             $   21,736,000
      15,000      Gardner Denver, Inc., 8.0%, 5/1/13                            15,600
  71,776,000      JLG Industries, Inc., 8.375%, 6/15/12 (b)                 75,723,680
  16,723,000      Manitowoc Co., Inc., 10.5%, 8/1/12                        18,729,760
  40,995,000      Manitowoc Co., Inc., 7.125%, 11/1/13                      42,224,850
 101,442,760      Mueller Industries, Inc., 6.0%, 11/1/14                   98,399,477
                                                                        --------------
                                                                        $  256,829,367
                                                                        --------------
                  Total Capital Goods                                   $  454,475,105
                                                                        --------------
                  Transportation - 0.8%
                  Air Freight & Couriers - 0.8%
  45,400,000      Petroleum Helicopters, 9.375%, 5/1/09                 $   47,556,500
                                                                        --------------
                  Total Transportation                                  $   47,556,500
                                                                        --------------
                  Automobiles & Components - 0.3%
                  Tires & Rubber - 0.3%
  20,400,000      Goodyear Tire & Rubber, 7.857%, 8/15/11 (b)           $   19,482,000
                                                                        --------------
                  Total Automobiles & Components                        $   19,482,000
                                                                        --------------
                  Consumer Durables & Apparel - 1.3%
                  Footwear - 0.4%
  23,025,000      Brown Shoe Co., Inc., 8.75%, 5/1/12                   $   23,600,625
                                                                        --------------
                  Homebuilding - 0.9%
  15,470,000      Beazer Homes USA, 6.5%, 11/15/13                      $   14,232,400
  14,880,000      Beazer Homes USA, 6.875%, 7/15/15                         13,652,400
  26,018,000      Meritage Homes Corp., 6.25%, 3/15/15                      22,635,660
                                                                        --------------
                                                                        $   50,520,460
                                                                        --------------
                  Total Consumer Durables & Apparel                     $   74,121,085
                                                                        --------------


24    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
      Amount                                                                     Value
                  Consumer Services - 2.0%
                  Hotels, Resorts & Cruise Lines - 2.0%
 $62,776,000      Meristar Hospitality Corp., 9.0%, 1/15/08 (b)         $   64,894,690
  46,289,000      Meristar Hospitality Corp., 9.125%, 1/15/11               49,355,646
                                                                        --------------
                                                                        $  114,250,336
                                                                        --------------
                  Total Consumer Services                               $  114,250,336
                                                                        --------------
                  Media - 2.6%
                  Advertising - 2.6%
 155,170,000      Interpublic Group, Inc., 7.25%, 8/15/11               $  151,290,750
                                                                        --------------
                  Total Media                                           $  151,290,750
                                                                        --------------
                  Retailing - 3.6%
                  Automotive Retail - 1.9%
  97,793,000      Pep Boys-Manny Moe Jack, 7.5%, 12/15/14               $   91,436,455
  21,305,000      Sonic Automotive, Inc., 8.625%, 8/15/13                   20,346,275
                                                                        --------------
                                                                        $  111,782,730
                                                                        --------------
                  Department Stores - 1.2%
  68,767,000      J.C. Penney Co., Inc., 7.625%, 3/1/97                 $   68,079,330
                                                                        --------------
                  Distributors - 0.5%
  28,575,000      Wesco Distribution, Inc., 7.5%, 10/15/17 (144A)       $   28,539,281
                                                                        --------------
                  Total Retailing                                       $  208,401,341
                                                                        --------------
                  Health Care Equipment & Services - 1.9%
                  Health Care Equipment - 0.3%
  14,855,000      Bio-Rad Laboratories, Inc., 6.125%, 12/15/14          $   14,297,938
   4,500,000      Bio-Rad Laboratories, Inc., 7.5%, 8/15/13                  4,680,000
                                                                        --------------
                                                                        $   18,977,938
                                                                        --------------
                  Health Care Facilities - 0.7%
   8,445,000      HCA, Inc., 7.05%, 12/1/27                             $    7,778,014
   1,000,000      HCA, Inc., 7.58%, 9/15/25                                    977,329
  18,525,000      HCA, Inc., 7.69%, 6/15/25                                 18,587,892
  10,000,000      HCA, Inc., 7.875%, 2/1/11                                 10,625,430
                                                                        --------------
                                                                        $   37,968,665
                                                                        --------------


The accompanying notes are an integral part of these financial statements.    25

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

   Principal
      Amount                                                                     Value
                  Health Care Supplies - 0.9%
 $52,470,000      Inverness Medical Innovation, 8.75%, 2/15/12          $   53,519,400
                                                                        --------------
                  Total Health Care Equipment & Services                $  110,466,003
                                                                        --------------
                  Pharmaceuticals & Biotechnology - 2.5%
                  Pharmaceuticals - 2.5%
 145,980,000      Valeant Pharmaceuticals, 7.0%, 12/15/11               $  142,330,500
                                                                        --------------
                  Total Pharmaceuticals & Biotechnology                 $  142,330,500
                                                                        --------------
                  Real Estate - 7.3%
                  Real Estate Management & Development - 3.5%
  79,400,000      Forest City Enterprises, 6.5%, 2/1/17                 $   78,010,500
 117,845,000      Forest City Enterprises, 7.625%, 6/1/15                  123,148,025
                                                                        --------------
                                                                        $  201,158,525
                                                                        --------------
                  Real Estate Investment Trusts - 3.8%
  56,070,000      BF Saul Real Estate Investment Trust,
                    7.5%, 3/1/14                                        $   57,191,400
  32,746,000      Crescent Real Estate, 7.5%, 9/15/07                       33,237,190
 124,335,000      Crescent Real Estate, 9.25%, 4/15/09                     131,173,425
                                                                        --------------
                                                                        $  221,602,015
                                                                        --------------
                  Total Real Estate                                     $  422,760,540
                                                                        --------------
                  Technology Hardware & Equipment - 4.4%
                  Communications Equipment - 1.1%
  16,264,000      Corning Glass, 8.875%, 3/15/16                        $   19,264,383
  23,340,000      Corning, Inc., 8.875%, 8/16/21                            27,556,814
  17,330,000      Lucent Technologies, Inc., 6.45%, 3/15/29                 14,817,150
   1,000,000      Lucent Technologies, Inc., 6.5%, 1/15/28                     850,000
                                                                        --------------
                                                                        $   62,488,347
                                                                        --------------
                  Electronic Equipment & Instruments - 1.1%
  57,880,000      General Cable Corp., 9.5%, 11/15/10                   $   61,063,400
                                                                        --------------


26    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
      Amount                                                                     Value
                  Technology Distributors - 2.2%
 $26,798,000      Anixter International Corp., 5.95%, 3/1/15            $   25,544,148
  29,856,000      Arrow Electronic, Inc., 7.5%, 1/15/27                     32,321,419
  66,316,000      Arrow Electronic, Inc., 6.875%, 6/1/18                    68,946,490
                                                                        --------------
                                                                        $  126,812,057
                                                                        --------------
                  Total Technology Hardware & Equipment                 $  250,363,804
                                                                        --------------
                  Utilities - 5.1%
                  Electric Utilities - 4.0%
  49,278,000      Allegheny Energy Supply, 7.8%, 3/15/11                $   52,973,850
  80,890,000      Allegheny Energy Supply, 8.25%, 4/15/12 (144A)            89,383,450
   8,400,000      Allegheny Generating Co., 6.875%, 9/1/23                   7,644,000
  40,868,000      CMS Energy Corp., 7.5%, 1/15/09                           42,349,464
  36,128,000      CMS Energy Corp., 8.5%, 4/15/11                           39,469,840
                                                                        --------------
                                                                        $  231,820,604
                                                                        --------------
                  Multi-Utilities - 1.1%
  56,655,000      CMS Energy Corp., 7.75%, 8/1/10                       $   59,771,025
                                                                        --------------
                  Total Utilities                                       $  291,591,629
                                                                        --------------
                  TOTAL CORPORATE BONDS
                  (Cost $3,573,375,359)                                 $3,596,673,581
                                                                        --------------
                  TEMPORARY CASH INVESTMENTS - 1.8%
                  Repurchase Agreement - 0.2%
  14,000,000      UBS Warburg, Inc., 3.85%, dated 10/31/05,
                    repurchase price of $14,000,000 plus accrued
                    interest on 11/1/05 collateralized by $14,564,000
                    U.S. Treasury Bill, 4.192%, 4/20/06                 $   14,000,000
                                                                        --------------

      Shares
                  Securities Lending Collateral - 1.6%
  92,207,939      Securities Lending Investment Fund, 3.89%             $   92,207,939
                                                                        --------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $106,207,939)                                   $  106,207,939
                                                                        --------------
                  TOTAL INVESTMENT IN SECURITIES - 99.9%
                  (Cost $5,628,826,389)(a)                              $5,756,163,539
                                                                        --------------
                  OTHER ASSETS AND LIABILITIES - 0.1%                   $    4,709,765
                                                                        --------------
                  TOTAL NET ASSETS - 100.0%                             $5,760,873,304
                                                                        ==============


The accompanying notes are an integral part of these financial statements.    27

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

*      Non-Income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2005, the value of these securities amounted to $390,507,949 or 6.8% of net assets.

+ Investment currently held by the Fund in convertible bonds, when if converted, would represent 5% or more of the outstanding voting stock of such company and, is deemed to be an affiliate of the Fund.

(a) At October 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $5,632,400,567 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                         $366,261,960
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                         (242,498,988)
                                                                                  ------------
         Net unrealized gain                                                      $123,762,972
                                                                                  ============

(b)    At October 31, 2005, the following securities were out on loan:

            Shares                       Security                                     Value
           406,900       Abitibi-Consolidated, Inc.                                $ 1,269,528
            25,800       Celanese Corp., 4.25%, 12/31/49                               680,475
           155,469       General Growth Properties                                   6,604,323
           586,400       RPM, Inc.                                                  10,918,768
           594,200       SEMCO Energy, Inc.*                                         3,565,200

         Principal
            Amount
        $1,000,000       Abitibi-Consolidated, Inc., 6.0%, 6/20/13                     827,500
         1,837,000       Axcelis Technologies, 4.25%, 1/15/07+                       1,823,248
        19,970,000       Bowater, Inc., 6.5%, 6/15/13                               17,573,600
           150,000       Coeur D'Alene Mines Corp., 1.25%, 1/15/24                     117,750
         8,000,000       Crown Cork & Seal Co., Inc., 7.375%, 12/15/26               7,560,000
         2,000,000       Freeport-McMoRan Copper & Gold, Inc., 6.875%,
                         2/1/14                                                      1,970,000
        15,300,000       Goodyear Tire & Rubber, 7.857%, 8/15/11                    14,611,500
        12,315,000       JLG Industries, Inc., 8.375%, 6/15/12                      12,992,325
         4,500,000       Maxtor Corp., 6.8%, 4/30/10                                 4,359,375
           420,000       Meristar Hospitality Corp., 9.0%, 1/15/08                     434,175
         2,500,000       Sonic Automotive, Inc., 5.25%, 5/7/09                       2,453,125
           100,000       Tesoro Petroleum Corp., 9.625%, 4/1/12                        109,250
                                                                                   -----------
                         Total                                                     $87,870,142
                                                                                   ===========
                         +   Indicates pending sale as of 10/31/05

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2005 aggregated $1,621,934,250 and $3,396,611,821, respectively.


28 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $87,870,142)
   (cost $5,460,763,629)                                        $5,591,752,817
  Investment in securities of affiliated issuers, at value
   (cost $168,062,760)                                             164,410,722
                                                                --------------
     Total investment in securities (cost $5,628,826,389)       $5,756,163,539
  Cash                                                               5,085,841
  Receivables -
   Investment securities sold                                       22,857,496
   Fund shares sold                                                  5,343,029
   Dividends, interest and foreign taxes withheld                   93,978,339
  Other                                                                  8,353
                                                                --------------
     Total assets                                               $5,883,436,597
                                                                --------------
LIABILITIES:
  Payables -
   Investment securities purchased                              $      550,345
   Fund shares repurchased                                          18,374,375
   Dividends                                                         8,626,796
   Upon return of securities loaned                                 92,207,939
  Due to affiliates                                                  2,465,655
  Accrued expenses                                                     338,183
                                                                --------------
     Total liabilities                                          $  122,563,293
                                                                --------------
NET ASSETS:
  Paid-in capital                                               $5,364,549,356
  Undistributed net investment income                               12,984,249
  Accumulated net realized gain on investments                     256,002,549
  Net unrealized gain on investments                               127,337,150
                                                                --------------
     Total net assets                                           $5,760,873,304
                                                                ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,585,620,115/231,346,264 shares)          $        11.18
                                                                ==============
  Class B (based on $1,323,749,113/117,945,225 shares)          $        11.22
                                                                ==============
  Class C (based on $1,620,354,870/143,111,179 shares)          $        11.32
                                                                ==============
  Investor Class (based on $21,425,200/1,918,099 shares)        $        11.17
                                                                ==============
  Class R (based on $29,410,325/2,392,288 shares)               $        12.29
                                                                ==============
  Class Y (based on $180,313,681/16,156,087 shares)             $        11.16
                                                                ==============
MAXIMUM OFFERING PRICE:
  Class A ($11.18 [divided by] 95.5%)                           $        11.71
                                                                ==============


The accompanying notes are an integral part of these financial statements.    29

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/05

INVESTMENT INCOME:
  Interest (including income from affiliated issuers of
    $19,485,308)                                             $423,834,959
  Dividends (net of foreign taxes withheld of $75,508)         17,937,712
  Income from securities loaned, net                            1,103,871
                                                             ------------
     Total investment income                                                   $ 442,876,542
                                                                               -------------
EXPENSES:
  Management fees                                            $ 40,857,744
  Transfer agent fees and expenses
    Class A                                                     5,556,764
    Class B                                                     2,973,229
    Class C                                                     3,548,402
    Investor Class                                                 46,689
    Class R                                                        22,439
    Class Y                                                        97,688
  Distribution fees
    Class A                                                     7,789,663
    Class B                                                    15,648,325
    Class C                                                    20,607,812
    Class R                                                       117,650
  Administrative reimbursements                                 1,441,793
  Custodian fees                                                  242,542
  Registration fees                                               272,287
  Professional fees                                               225,581
  Printing expense                                                200,847
  Fees and expenses of nonaffiliated trustees                     162,789
  Interest expense                                                345,446
  Miscellaneous                                                   436,655
                                                             ------------
     Total expenses                                                            $ 100,594,345
     Less fees paid indirectly                                                      (140,905)
                                                                               -------------
     Net expenses                                                              $ 100,453,440
                                                                               -------------
       Net investment income                                                   $ 342,423,102
                                                                               -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized gain on investments (including net realized
    loss from affiliated issuers of $(14,189,687))                             $ 267,510,590
  Change in net unrealized gain on investments                                  (393,120,315)
                                                                               -------------
    Net loss on investments                                                    $(125,609,725)
                                                                               -------------
    Net increase in net assets resulting from operations                       $ 216,813,377
                                                                               =============


30    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/05 and 10/31/04, respectively

                                                             Year Ended          Year Ended
                                                              10/31/05            10/31/04
FROM OPERATIONS:
Net investment income                                     $   342,423,102     $   421,954,720
Net realized gain on investments                              267,510,590         307,442,234
Change in net unrealized gain on investments                 (393,120,315)       (159,958,949)
                                                          ---------------     ---------------
    Net increase in net assets resulting from
     operations                                           $   216,813,377     $   569,438,005
                                                          ---------------     ---------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.54 and $0.69 per share, respectively)     $  (152,533,131)    $  (207,753,340)
    Class B ($0.46 and $0.60 per share, respectively)         (64,152,677)        (94,173,413)
    Class C ($0.47 and $0.61 per share, respectively)         (85,691,933)       (127,733,930)
    Investor Class ($0.49 and $0.00 per share,
     respectively)                                             (1,185,620)                  -
    Class R ($0.57 and $0.71 per share, respectively)            (937,946)           (188,934)
    Class Y ($0.58 and $0.73 per share, respectively)          (8,190,914)        (10,025,762)
Net realized gain:
    Class A ($0.40 and $0.07 per share, respectively)        (118,308,813)        (21,389,641)
    Class B ($0.40 and $0.07 per share, respectively)         (58,845,205)        (11,228,837)
    Class C ($0.40 and $0.07 per share, respectively)         (80,192,919)        (15,050,073)
    Investor Class ($0.05 and $0.00 per share,
     respectively)                                                (94,501)                  -
    Class R ($0.40 and $0.07 per share, respectively)            (338,279)            (16,407)
    Class Y ($0.40 and $0.07 per share, respectively)          (5,510,259)           (987,540)
                                                          ---------------     ---------------
     Total distributions to shareowners                   $  (575,982,197)    $  (488,547,877)
                                                          ---------------     ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 1,576,129,515     $ 2,874,548,328
Shares issued in reorganization                                36,811,190                   -
Reinvestment of distributions                                 357,665,072         265,254,089
Cost of shares repurchased                                 (3,731,773,447)     (3,061,724,642)
                                                          ---------------     ---------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                         $(1,761,167,670)    $    78,077,775
                                                          ---------------     ---------------
    Net increase (decrease) in net assets                 $(2,120,336,490)    $   158,967,903
                                                          ---------------     ---------------
NET ASSETS:
Beginning of year                                         $ 7,881,209,794     $ 7,722,241,891
                                                          ---------------     ---------------
End of year (including undistributed net investment
  income of $12,984,249 and distributions in excess
  of net investment income of $(16,004,211))              $ 5,760,873,304     $ 7,881,209,794
                                                          ===============     ===============


The accompanying notes are an integral part of these financial statements.    31

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                  '05 Shares        '05 Amount          '04 Shares        '04 Amount
CLASS A
Shares sold                        85,866,035     $   982,257,544       153,839,991     $ 1,818,119,560
Reinvestment of
  distributions                    16,945,484         193,439,627        12,507,451         147,141,553
Less shares repurchased          (170,844,468)     (1,939,457,484)     (149,081,660)     (1,751,533,458)
                                 ------------     ---------------      ------------     ---------------
    Net increase (decrease)       (68,032,949)    $  (763,760,313)       17,265,782     $   213,727,655
                                 ============     ===============      ============     ===============
CLASS B
Shares sold                         8,511,503     $    97,538,564        20,522,033     $   243,089,044
Reinvestment of
  distributions                     5,601,157          64,284,996         3,860,717          45,537,969
Less shares repurchased           (47,196,779)       (536,785,032)      (34,105,385)       (402,358,194)
                                 ------------     ---------------      ------------     ---------------
    Net decrease                  (33,084,119)    $  (374,961,472)       (9,722,635)    $  (113,731,181)
                                 ============     ===============      ============     ===============
CLASS C
Shares sold                        28,716,052     $   331,875,275        60,197,208     $   720,770,114
Reinvestment of
  distributions                     7,718,217          89,384,502         5,537,904          65,934,247
Less shares repurchased           (97,901,896)     (1,124,205,146)      (66,962,907)       (794,773,881)
                                 ------------     ---------------      ------------     ---------------
    Net decrease                  (61,467,627)    $  (702,945,369)       (1,227,795)    $    (8,069,520)
                                 ============     ===============      ============     ================
INVESTOR CLASS
Shares sold                                 -     $             -
Shares issued in
  reorganization                    3,200,973          36,811,190
Reinvestment of
  distributions                        73,898             836,538
Less shares repurchased            (1,356,772)        (15,439,235)
                                 ------------     ---------------
    Net increase                    1,918,099     $    22,208,493
                                 ============     ===============
CLASS R
Shares sold                         2,302,341     $    28,834,748           746,498     $     9,661,707
Reinvestment of
  distributions                        91,999           1,148,057            14,155             181,498
Less shares repurchased              (543,566)         (6,757,626)         (235,154)         (3,043,344)
                                 ------------     ---------------      ------------     ---------------
    Net increase                    1,850,774     $    23,225,179           525,499     $     6,799,861
                                 ============     ===============      ============     ===============
CLASS Y
Shares sold                        12,059,410     $   135,623,384         7,024,206     $    82,907,903
Reinvestment of
  distributions                       753,306           8,571,352           549,544           6,458,822
Less shares repurchased            (9,675,919)       (109,128,924)       (9,391,890)       (110,015,765)
                                 ------------     ---------------      ------------     ---------------
    Net increase (decrease)         3,136,797     $    35,065,812        (1,818,140)    $   (20,649,040)
                                 ============     ===============      ============     ===============


32    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended     Year Ended
CLASS A                                                      10/31/05       10/31/04
Net asset value, beginning of period                        $    11.73     $    11.59
                                                            ----------     ----------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.59     $     0.66
 Net realized and unrealized gain (loss) on investments          (0.20)          0.24
                                                            ----------     ----------
   Net increase (decrease) from investment operations       $     0.39     $     0.90
Distributions to shareowners:
 Net investment income                                           (0.54)         (0.69)
 Net realized gain                                               (0.40)         (0.07)
                                                            ----------     ----------
Net increase (decrease) in net asset value                  $    (0.55)    $     0.14
                                                            ----------     ----------
Net asset value, end of period                              $    11.18     $    11.73
                                                            ==========     ==========
Total return*                                                     3.49%          7.98%
Ratio of net expenses to average net assets+                      1.06%          1.02%
Ratio of net investment income to average net assets+             5.30%          5.63%
Portfolio turnover rate                                             24%            44%
Net assets, end of period (in thousands)                    $2,585,620     $3,512,328
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.06%          1.02%
 Net investment income                                            5.30%          5.63%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.06%          1.02%
 Net investment income                                            5.30%          5.63%

                                                            Year Ended     Year Ended     Year Ended
CLASS A                                                      10/31/03       10/31/02       10/31/01
Net asset value, beginning of period                        $     9.14     $    10.41      $  11.35
                                                            ----------     ----------      --------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.80     $     0.96      $   1.08
 Net realized and unrealized gain (loss) on investments           2.45          (1.24)        (0.62)
                                                            ----------     ----------      --------
   Net increase (decrease) from investment operations       $     3.25     $    (0.28)     $   0.46
Distributions to shareowners:
 Net investment income                                           (0.79)         (0.99)        (1.06)
 Net realized gain                                               (0.01)             -         (0.34)
                                                            ----------     ----------      --------
Net increase (decrease) in net asset value                  $     2.45     $    (1.27)     $  (0.94)
                                                            ----------     ----------      --------
Net asset value, end of period                              $    11.59     $     9.14      $  10.41
                                                            ==========     ==========      ========
Total return*                                                    36.83%         (3.53)%        4.32%
Ratio of net expenses to average net assets+                      1.06%          1.03%         0.96%
Ratio of net investment income to average net assets+             7.30%          9.20%         9.54%
Portfolio turnover rate                                             38%            29%           24%
Net assets, end of period (in thousands)                    $3,268,359     $1,260,074      $345,825
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.06%          1.10%         1.24%
 Net investment income                                            7.30%          9.13%         9.26%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.06%          1.03%         0.93%
 Net investment income                                            7.30%          9.20%         9.57%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    33

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended     Year Ended     Year Ended   Year Ended    Year Ended
CLASS B                                                      10/31/05       10/31/04       10/31/03     10/31/02      10/31/01
Net asset value, beginning of period                        $    11.78     $    11.63     $     9.16    $  10.45      $  11.41
                                                            ----------     ----------     ----------    --------      --------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.51     $     0.57     $     0.72    $   0.88      $   1.00
 Net realized and unrealized gain (loss) on investments          (0.21)          0.25           2.47       (1.25)        (0.63)
                                                            ----------     ----------     ----------    --------      --------
   Net increase (decrease) from investment operations       $     0.30     $     0.82     $     3.19    $  (0.37)     $   0.37
Distributions to shareowners:
 Net investment income                                           (0.46)         (0.60)         (0.71)      (0.92)        (0.99)
 Net realized gain                                               (0.40)         (0.07)         (0.01)          -         (0.34)
                                                            ----------     ----------     ----------    --------      --------
Net increase (decrease) in net asset value                  $    (0.56)    $     0.15     $     2.47    $  (1.29)     $  (0.96)
                                                            ----------     ----------     ----------    --------      --------
Net asset value, end of period                              $    11.22     $    11.78     $    11.63    $   9.16      $  10.45
                                                            ==========     ==========     ==========    ========      ========
Total return*                                                     2.61%          7.22%         35.94%      (4.20)%        3.45%
Ratio of net expenses to average net assets+                      1.83%          1.79%          1.85%       1.80%         1.72%
Ratio of net investment income to average net assets+             4.54%          4.87%          6.58%       8.43%         8.70%
Portfolio turnover                                                  24%            44%            38%         29%           24%
Net assets, end of period (in thousands)                    $1,323,749     $1,778,848     $1,868,749    $896,904      $326,596
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.83%          1.79%          1.85%       1.87%         2.00%
 Net investment income                                            4.54%          4.87%          6.58%       8.37%         8.42%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.83%          1.79%          1.85%       1.79%         1.69%
 Net investment income                                            4.54%          4.87%          6.58%       8.44%         8.73%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.


34    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended     Year Ended     Year Ended   Year Ended    Year Ended
CLASS C                                                      10/31/05       10/31/04       10/31/03     10/31/02      10/31/01
Net asset value, beginning of period                        $    11.88     $    11.73     $     9.25    $  10.55      $  11.51
                                                            ----------     ----------     ----------    --------      --------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.51     $     0.58     $     0.72    $   0.90      $   1.01
 Net realized and unrealized gain (loss) on investments          (0.20)          0.25           2.47       (1.27)        (0.63)
                                                            ----------     ----------     ----------    --------      --------
   Net increase (decrease) from investment operations       $     0.31     $     0.83     $     3.21    $  (0.37)     $   0.38
Distributions to shareowners:
 Net investment income                                           (0.47)         (0.61)         (0.72)      (0.93)        (1.00)
 Net realized gain                                               (0.40)         (0.07)         (0.01)          -         (0.34)
                                                            ----------     ----------     ----------    --------      --------
Net increase (decrease) in net asset value                  $    (0.56)    $     0.15     $     2.48    $  (1.30)     $  (0.96)
                                                            ----------     ----------     ----------    --------      --------
Net asset value, end of period                              $    11.32     $    11.88     $    11.73    $   9.25      $  10.55
                                                            ==========     ==========     ==========    ========      ========
Total return*                                                     2.65%          7.20%         35.77%      (4.27)%        3.50%
Ratio of net expenses to average net assets+                      1.81%          1.77%          1.82%       1.77%         1.69%
Ratio of net investment income to average net assets+             4.56%          4.89%          6.53%       8.45%         8.67%
Portfolio turnover rate                                             24%            44%            38%         29%           24%
Net assets, end of period (in thousands)                    $1,620,355     $2,430,736     $2,413,415    $946,866      $219,142
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.81%          1.77%          1.82%       1.83%         1.97%
 Net investment income                                            4.56%          4.89%          6.53%       8.39%         8.39%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.81%          1.77%          1.82%       1.75%         1.66%
 Net investment income                                            4.56%          4.89%          6.53%       8.46%         8.70%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    35

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             12/10/04
                                                                to
INVESTOR CLASS                                               10/31/05
Net asset value, beginning of period                         $ 11.50
                                                             -------
Increase (decrease) from investment operations:
  Net investment income                                      $  0.56
  Net realized and unrealized loss on investments              (0.35)
                                                             -------
     Net increase from investment operations                 $  0.21
Distributions to shareowners:
  Net investment income                                        (0.49)
  Net realized gain                                            (0.05)
                                                             -------
Net decrease in net asset value                              $ (0.33)
                                                             -------
Net asset value, end of period                               $ 11.17
                                                             =======
Total return*                                                   1.88%(a)
Ratio of net expenses to average net assets+                    0.83%**
Ratio of net investment income to average net assets+           5.57%**
Portfolio turnover rate                                           24%
Net assets, end of period (in thousands)                     $21,425
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                                  0.83%**
  Net investment income                                         5.57%**

(a)  Not annualized
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.


36    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            4/1/03 (a)
                                                  Year Ended   Year Ended       to
CLASS R                                            10/31/05     10/31/04     10/31/03
Net asset value, beginning of period               $ 12.88       $12.66       $11.18
                                                   -------       ------       ------
Increase (decrease) from investment operations:
  Net investment income                            $  0.66       $ 0.71       $ 0.44
  Net realized and unrealized gain (loss) on
   investments                                       (0.28)        0.29         1.46
                                                   -------       ------       ------
     Net increase from investment operations       $  0.38       $ 1.00       $ 1.90
Distributions to shareowners:
  Net investment income                              (0.57)       (0.71)       (0.41)
  Net realized gain                                  (0.40)       (0.07)       (0.01)
                                                   -------       ------       ------
Net increase (decrease) in net asset value         $ (0.59)      $ 0.22       $ 1.48
                                                   -------       ------       ------
Net asset value, end of period                     $ 12.29       $12.88       $12.66
                                                   =======       ======       ======
Total return*                                         3.04%        8.06%       17.27%
Ratio of net expenses to average net assets+          1.29%        1.25%        1.17%**
Ratio of net investment income to average net
  assets+                                             5.12%        5.23%        6.48%**
Portfolio turnover rate                                 24%          44%          38%
Net assets, end of period (in thousands)           $29,410       $6,976       $  203
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                        1.29%        1.25%        1.17%**
  Net investment income                               5.12%        5.23%        6.48%**

(a) Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    37

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
Net asset value, beginning of period                        $  11.70     $  11.56     $   9.12     $ 10.39       $11.32
                                                            --------     --------     --------     -------       ------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.65     $   0.70     $   0.85     $  0.97       $ 1.06
 Net realized and unrealized gain (loss) on investments        (0.21)        0.24         2.43       (1.22)       (0.61)
                                                            --------     --------     --------     -------       ------
   Net increase (decrease) from investment operations       $   0.44     $   0.94     $   3.28     $ (0.25)      $ 0.45
Distributions to shareowners:
 Net investment income                                         (0.58)       (0.73)       (0.83)      (1.02)       (1.04)
 Net realized gain                                             (0.40)       (0.07)       (0.01)          -        (0.34)
                                                            --------     --------     --------     -------       ------
Net increase (decrease) in net asset value                  $  (0.54)    $   0.14     $   2.44     $ (1.27)      $(0.93)
                                                            --------     --------     --------     -------       ------
Net asset value, end of period                              $  11.16     $  11.70     $  11.56     $  9.12       $10.39
                                                            ========     ========     ========     =======       ======
Total return*                                                   3.92%        8.37%       37.26%      (3.14)%       4.28%
Ratio of net expenses to average net assets+                    0.70%        0.67%        0.71%       0.71%        0.62%
Ratio of net investment income to average net assets+           5.67%        5.99%        7.45%       9.59%       10.04%
Portfolio turnover rate                                           24%          44%          38%         29%          24%
Net assets, end of period (in thousands)                    $180,314     $152,322     $171,517     $29,740       $3,340
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                   0.70%        0.67%        0.71%       0.78%        0.92%
 Net investment income                                          5.67%        5.99%        7.45%       9.53%        9.74%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
 Net expenses                                                   0.70%        0.67%        0.71%       0.70%        0.59%
 Net investment income                                          5.67%        5.99%        7.45%       9.61%       10.07%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
+ Ratio with no reduction for fees paid indirectly.


38    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Yield Fund (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective February 25, 2000, the Fund was reorganized as a Delaware statutory trust. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R, and Class Y shares. Class R shares were first publicly offered April 1, 2003. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                               (continued)
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. At October 31, 2005 securities fair valued aggregated $85,600. Temporary cash investments are valued at amortized cost.

     All discounts/premiums on debt securities are accreted/ amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At October 31, 2005, the Fund had a net capital loss carryforward of $8,743,427, of which $7,859,010 will expire in 2010 and $884,417 will expire in 2011, if not utilized.

     The tax character of distributions paid during the years ended October 31, 2005 and 2004 were as follows:

--------------------------------------------------------------------------------
                                   2005              2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income              $338,146,956      $482,068,242
  Long-Term Capital Gain        237,835,241         6,479,635
                               ------------      ------------
  Total                        $575,982,197      $488,547,877
                               ============      ============
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2005.

--------------------------------------------------------------------------------
                                        2005
--------------------------------------------------------------------------------
  Undistributed ordinary income     $ 58,358,987
  Undistributed long-term gain       231,572,212
  Capital Loss Carryforward           (8,743,427)
  Dividend payable                    (8,626,796)
  Unrealized appreciation            123,762,972
                                    ------------
  Total                             $396,323,948
                                    ============
--------------------------------------------------------------------------------

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                               (continued)
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and income accruals on preferred stocks.

     At October 31, 2005, the Fund has reclassified $742,421 to decrease undistributed net investment income and $742,421 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $450,305 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2005.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (See Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (See Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution fees.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, 0.65% of the next $500 million, 0.60% of the next $4 billion, 0.55% of the next $1 billion, 0.50% of the next $1 billion, 0.45% of the next $1 billion, 0.40% of the next $1 billion, 0.35% of the next $1 billion, and 0.30% on assets over $10 billion.

Through December 10, 2006, PIM has contractually agreed not to impose all or a portion of its management fee and to assume other

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                             (continued)
--------------------------------------------------------------------------------

operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.90% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2005, approximately $305,686 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,329,782 in transfer agent fees payable to PIMSS at October 31, 2005.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A Shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Class R shares held by such plans. Included in due to affiliates is $830,187 in distribution fees payable to PFD at October 31, 2005.

In addition, redemptions of Class A, Class B, Class C, and Class R shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004 a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2005, $8,059,825 in CDSCs were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended October, 31, 2005 the Fund's expenses were reduced by $140,905 under such arrangements.

6. Line of Credit Facility

The Fund has a $225 million committed, unsecured revolving line of credit facility. The Fund may borrow up to the lesser of $225 million or the limit set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Fund pays a quarterly commitment fee for this facility.

For the year ended October, 31, 2005, the average daily amount of borrowings outstanding during the period was $9,263,056. The related weighted average annualized interest rate for the period was 3.7%, and

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                               (continued)
--------------------------------------------------------------------------------

the total interest expense on such borrowings was $345,446. As of October 31, 2005, there were no borrowings outstanding.

7. Affiliated Companies

The Fund's investments in the following securities, when and if converted into voting stock, will exceed 5% of the outstanding voting stock of the issuer and are therefore considered to be affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of, and for the year ended, October 31, 2005:

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            Purchases      Sales of
                                              Principal    of Shares/      Shares/
                                             Balance at     Principal     Principal
                Affiliates                     11/1/04       Amount         Amount
-------------------------------------------------------------------------------------
Bell Microproducts, Inc., 3.75%, 3/5/24     $ 38,800,000   $        -   $  9,688,000
CV Therapeutics, 2.0%, 5/16/23*               37,600,000   $        -   $  3,200,000
CV Therapeutics, 4.75%, 3/7/07                54,552,000   $        -   $ 54,552,000
EDO Corp., 5.25%, 4/15/07                     39,235,000   $        -   $ 39,235,000
EMCORE Corp., 5.0%, 5/15/11 (144A)*           45,952,000   $        -   $ 27,350,000
EMCORE Corp.                                   2,552,700   $        -   $  2,552,700
Finisar Corp., 2.5%, 10/15/10                 63,370,000   $        -   $ 63,370,000
Finisar Corp., 5.25%, 10/15/08*               11,450,000   $        -   $  3,879,000
Graftech International, 1.625%, 1/15/24*      99,895,000   $        -   $ 46,209,000
Graftech International, 1.625%,
 1/15/24 (144A)*                               4,500,000   $  100,000   $          -
K-V Pharmaceutical, 2.5%,
 5/16/33 (144A)                               36,450,000   $        -   $ 36,450,000
Ligand Pharmaceutical, 6.0%, 11/16/07         17,670,000   $        -   $ 17,670,000
McMoran Exploration Co., 6.0%, 7/2/08         36,770,000   $        -   $ 10,600,000
Millennium Chemicals, Inc., 4.0%,
 11/15/23 (144A)*                             82,080,000   $        -   $ 81,550,000
Quanta Services, Inc., 4.0%, 7/1/07*          44,110,000   $        -   $ 23,000,000
Quanta Services, Inc., 4.5%, 10/1/23*         59,375,000   $        -   $ 49,930,000
Semco Energy, Inc., 5.0%, 2/20/15 (144A)               -   $   60,000   $          -
Semco Energy, Inc.                               618,581   $  500,000   $          -
Veeco Instruments, 4.125%, 12/21/08*          40,280,000   $  500,000   $          -
Wabash National Corp., 3.25%, 8/1/08          40,100,000   $        -   $  5,250,000
Wilson Greatbatch Technology,
 2.25%, 6/15/13                               52,350,000   $        -   $          -
                                            ------------   ----------   ------------
Totals                                      $807,710,281   $1,160,000   $474,485,700
                                            ============   ==========   ============

                                               Realized                       Shares/
                                                 gain                        Principal
                                               (loss) on       Interest      Amount at      Value at
                Affiliates                       sales          Income       10/31/05       10/31/05
------------------------------------------------------------------------------------------------------
Bell Microproducts, Inc., 3.75%, 3/5/24     $     255,436    $ 1,480,918   $ 29,112,000   $ 26,164,410
CV Therapeutics, 2.0%, 5/16/23*             $    (441,000)   $   731,219   $ 34,400,000     29,197,000
CV Therapeutics, 4.75%, 3/7/07              $   3,938,096    $ 1,973,991   $          -              -
EDO Corp., 5.25%, 4/15/07                   $   3,109,620    $   393,345   $          -              -
EMCORE Corp., 5.0%, 5/15/11 (144A)*         $  (4,317,815)   $ 1,729,328   $ 18,602,000     17,950,930
EMCORE Corp.                                $  (8,838,788)   $         -   $          -              -
Finisar Corp., 2.5%, 10/15/10               $ (11,429,254)   $   939,292   $          -              -
Finisar Corp., 5.25%, 10/15/08*             $    (496,387)   $   525,142   $  7,571,000      6,369,104
Graftech International, 1.625%, 1/15/24*    $ (18,269,479)   $ 1,561,701   $ 53,686,000     38,653,920
Graftech International, 1.625%,
 1/15/24 (144A)*                            $           -    $    74,576   $  4,600,000      3,312,000
K-V Pharmaceutical, 2.5%,
 5/16/33 (144A)                             $           -    $    37,494   $          -              -
Ligand Pharmaceutical, 6.0%, 11/16/07       $   9,152,074    $   873,821   $          -              -
McMoran Exploration Co., 6.0%, 7/2/08       $   5,748,600    $ 1,764,253   $ 26,170,000     34,282,700
Millennium Chemicals, Inc., 4.0%,
 11/15/23 (144A)*                           $   2,835,047    $   240,597   $    530,000      1,093,788
Quanta Services, Inc., 4.0%, 7/1/07*        $     210,813    $ 1,526,413   $ 21,110,000     20,318,375
Quanta Services, Inc., 4.5%, 10/1/23*           1,779,912    $ 1,599,715   $  9,445,000     11,345,806
Semco Energy, Inc., 5.0%, 2/20/15 (144A)    $           -    $         -   $     60,000     11,520,000
Semco Energy, Inc.                          $           -    $         -   $  1,118,581      6,711,486
Veeco Instruments, 4.125%, 12/21/08*        $           -    $ 1,677,591   $ 40,780,000     37,466,625
Wabash National Corp., 3.25%, 8/1/08        $   2,573,438    $ 1,178,206   $ 34,850,000     39,336,938
Wilson Greatbatch Technology,
 2.25%, 6/15/13                             $           -    $ 1,177,704   $ 52,350,000     46,395,188
                                            -------------    -----------   ------------   ------------
Totals                                      $ (14,189,687    $19,485,308   $143,660,581   $164,410,722
                                            =============    ===========   ============   ============

* No longer an affiliate of the Fund as of 10/31/05, should not be included in the calculation for the statement of assets and liabilities and are excluded from the "Value at 10/31/05" totals.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05
--------------------------------------------------------------------------------

8. Merger Information

On December 8, 2004, beneficial owners of Safeco High-Yield Bond Fund (one of the series that comprised Safeco Taxable Bond Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------
                          Pioneer                Safeco                 Pioneer
                      High Yield Fund     High-Yield Bond Fund      High Yield Fund
                   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------
  Net Assets          $8,005,221,099           $36,811,190          $8,042,032,289
  Shares Out-
  standing               692,792,281             6,227,415             695,993,254
  Investor Class
  Shares Issued                                                          3,200,973
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Unrealized         Accumulated
                                Appreciation          Loss on
                              on Closing Date       Closing Date
--------------------------------------------------------------------------------
  Safeco High-Yield Bond     $2,418,800          $(10,142,959)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended October 31, 2005, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 2.08%

Pioneer High Yield Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer High Yield Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer High Yield Fund (the "Fund") as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year in the period ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer High Yield Fund at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                   [Signature Ernst & Young LLP]

Boston, Massachusetts
December 13, 2005

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                            Pioneer Ibbotson Growth
Pioneer AmPac Growth Fund(1)             Allocation Fund
Pioneer Classic Balanced Fund          Pioneer Ibbotson Moderate
Pioneer Balanced Fund                    Allocation Fund
Pioneer Cullen Value Fund
Pioneer Equity Income Fund             International/Global Equity
Pioneer Equity Opportunity Fund        Pioneer Emerging Markets Fund
Pioneer Focused Equity Fund            Pioneer Europe Select Equity Fund
Pioneer Fund                           Pioneer International Core Equity Fund
Pioneer Growth Opportunities Fund      Pioneer International Equity Fund
Pioneer Growth Shares                  Pioneer International Value Fund
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund             Fixed Income
Pioneer Oak Ridge Large Cap            Pioneer America Income Trust
  Growth Fund                          Pioneer Bond Fund
Pioneer Oak Ridge Small Cap            Pioneer California Tax Free Income Fund
  Growth Fund**                        Pioneer Florida Tax Free Income Fund
Pioneer Small and Mid Cap              Pioneer Global High Yield Fund
  Growth Fund(2)                       Pioneer Government Income Fund
Pioneer Growth Leaders Fund(3)         Pioneer High Yield Fund
Pioneer Real Estate Shares             Pioneer Municipal Bond Fund
Pioneer Research Fund                  Pioneer Short Term Income Fund
Pioneer Small Cap Value Fund           Pioneer Strategic Income Fund
Pioneer Small Company Fund             Pioneer Tax Free Income Fund
Pioneer Value Fund                     Pioneer Treasury Reserves Fund

Asset Allocation                       Money Market
Pioneer Ibbotson Aggressive            Pioneer Cash Reserves Fund*
  Allocation Fund                      Pioneer Tax Free Money Market Fund
Pioneer Ibbotson Conservative
  Allocation Fund

(1) Formerly Pioneer Papp America-Pacific Rim Fund
(2) Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3) Formerly Pioneer Papp Stock Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 88 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                 Positions Held     Length of Service and         Principal Occupation During      Other Directorships
Name and Age     With the Fund      Term of Office                Past Five Years                  Held by this Trustee
John F. Cogan,   Chairman of        Trustee since 1999. Serves    Deputy Chairman and a            Chairman and Director
Jr. (79)*        the Board,         until successor trustee is    Director of Pioneer Global       of ICI Mutual Insurance
                 Trustee and        elected or  earlier           Asset Management S.p.A.          Company; Director of
                 President          retirement or removal         ("PGAM"); Non-Executive          Harbor Global Company, LTD.
                                                                  Chairman and a Director of
                                                                  Pioneer Investment
                                                                  Management USA Inc.
                                                                  ("PIM-USA"); Chairman and a
                                                                  Director of Pioneer;
                                                                  Director of Pioneer
                                                                  Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of
                                                                  Pioneer Alternative
                                                                  Investment Management
                                                                  (Bermuda) Limited and
                                                                  affiliated funds; President
                                                                  and Director of Pioneer
                                                                  Funds Distributor, Inc.
                                                                  ("PFD"); President of all of
                                                                  the Pioneer Funds; and Of
                                                                  Counsel (since 2000, partner
                                                                  prior to 2000), Wilmer
                                                                  Cutler Pickering Hale and
                                                                  Dorr LLP (counsel to PIM-USA
                                                                  and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
==============================================================================================================================

Osbert M.        Trustee and        Trustee since June,           President and Chief              None
Hood (53)**      Executive Vice     2003. Serves until            Executive Officer, PIM-USA
                 President          successor trustee is          since May 2003 (Director
                                    elected or earlier            since January 2001);
                                    retirement or                 President and Director of
                                    removal                       Pioneer since May 2003;
                                                                  Chairman and Director of
                                                                  Pioneer Investment
                                                                  Management Shareholder
                                                                  Services, Inc. ("PIMSS")
                                                                  since May 2003; Executive
                                                                  Vice President of all of the
                                                                  Pioneer Funds since June
                                                                  2003; Executive Vice
                                                                  President and Chief
                                                                  Operating Officer of
                                                                  PIM-USA, November 2000 to
                                                                  May 2003

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
==============================================================================================================================

Pioneer High Yield Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                    Positions Held  Length of Service
Name, Age           With the Fund   and Term of Office            Principal Occupation During      Other Directorships Held
and Address                                                       Past Five Years                  by this Trustee
David R.            Trustee         Trustee since 2005.           Senior Vice President and        Director of The Enterprise
Bock **(61)                         Serves until successor        Chief Financial Officer,         Social Investment
3050 K. Street NW,                  trustee is elected or         I-trax, Inc. (publicly           Company (privately-held
Washington,                         earlier retirement or         traded health care services      affordable housing
DC 20007                            removal.                      company) (2001 - present);       finance company);
                                                                  Managing Partner, Federal        Director of New York
                                                                  City Capital Advisors            Mortgage Trust (publicly
                                                                  (boutique merchant               traded mortgage REIT)
                                                                  bank)(1995 - 2000; 2002 to
                                                                  2004); Executive Vice
                                                                  President and Chief
                                                                  Financial Officer, Pedestal
                                                                  Inc. (internet-based
                                                                  mortgage trading company)
                                                                  (2000 - 2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
==============================================================================================================================

Mary K. Bush (57)   Trustee         Trustee since August,         President, Bush International    Director of Brady
3509 Woodbine                       1999. Serves until            (international financial         Corporation (industrial
Street, Chevy                       successor trustee             advisory firm)                   identification and
Chase, MD 20815                     is elected or earlier                                          specialty coated
                                    retirement or removal                                          material products
                                                                                                   manufacturer),
                                                                                                   Millennium Chemicals,
                                                                                                   Inc. (commodity
                                                                                                   chemicals), Mortgage
                                                                                                   Guaranty Insurance
                                                                                                   Corporation, and R.J.
                                                                                                   Reynolds Tobacco
                                                                                                   Holdings, Inc. (tobacco)
==============================================================================================================================

Margaret B.W.       Trustee         Trustee since August,         Founding Director, The           None
Graham (58) 1001                    1999. Serves until            Winthrop Group, Inc.
Sherbrooke Street                   successor trustee             (consulting firm); Professor
West,Montreal, Quebec,              is elected or earlier         of Management, Faculty of
Canada H3A 1G5                      retirement or removal         Management, McGill
                                                                  University
==============================================================================================================================

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    Positions Held  Length of Service
Name, Age           With the Fund   and Term of Office            Principal Occupation During      Other Directorships
and Address                                                       Past Five Years                  Held by this Trustee
Marguerite A.       Trustee         Trustee since 1999.           President and Chief              Director of New America High
Piret (57)                          Serves until                  Executive Officer, Newbury,      Income Fund, Inc. closed-end
One Boston Place,                   successor trustee             Piret & Company, Inc.            investment company)
28th Floor,                         is elected or earlier         (investment banking firm)
Boston, MA 02108                    retirement or removal
===================================================================================================================================

Stephen K.          Trustee         Trustee since 1999.           Senior Counsel, Sullivan &       Director, The Swiss Helvetia
West (77)                           Serves until                  Cromwell (law firm)              Fund, Inc. (closed-end
125 Broad Street,                   successor trustee                                              investment company) and
New York, NY 10004                  is elected or earlier                                          AMVESCAP PLC (investment
                                    retirement or removal                                          managers)
===================================================================================================================================

John Winthrop (69)  Trustee         Trustee since 1999.           President, John Winthrop & Co.,  None
One North                           Serves until                  Inc.(private investment firm)
Adgers Wharf,                       successor trustee
Charleston,                         is elected or earlier
SC 29401                            retirement or removal
===================================================================================================================================

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                    Positions Held  Length of Service
Name, Age           With the Fund   and Term of Office            Principal Occupation During      Other Directorships
                                                                  Past Five Years                  Held by this Officer
Dorothy E.          Secretary       Since September,              Secretary of PIM-USA; Senior     None
Bourassa (57)                       2003. Serves                  Vice President - Legal of
                                    at the discretion of          Pioneer; and Secretary/Clerk
                                    the Board                     of most of PIM-USA's
                                                                  subsidiaries; and Secretary
                                                                  of all of the Pioneer Funds
                                                                  since September 2003
                                                                  (Assistant Secretary from
                                                                  November 2000 to September
                                                                  2003)
===================================================================================================================================

Christopher J.      Assistant       Since September,              Assistant Vice President and     None
Kelley (40)         Secretary       2003. Serves at               Senior Counsel of Pioneer
                                    the discretion of             since July 2002; Vice
                                    the Board                     President and Senior Counsel
                                                                  of BISYS Fund Services, Inc.
                                                                  (April 2001 to June 2002);
                                                                  Senior Vice President and
                                                                  Deputy General Counsel of
                                                                  Funds Distributor, Inc.
                                                                  (July 2000 to April 2001;
                                                                  and Assistant Secretary of
                                                                  all Pioneer Funds since
                                                                  September 2003
===================================================================================================================================

David C.            Assistant       Since September,              Partner, Wilmer Cutler           None
Phelan (48)         Secretary       2003. Serves at               Pickering Hale and Dorr LLP;
                                    the discretion of             Assistant Secretary of all
                                    the Board                     Pioneer Funds since
                                                                  September 2003
===================================================================================================================================

Vincent Nave (60)   Treasurer       Since November                Vice President - Fund            None
                                    2000. Serves                  Accounting, Administration
                                    at the discretion of          and Custody Services of
                                    the Board                     Pioneer; and Treasurer of
                                                                  all of the Pioneer Funds
===================================================================================================================================

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    Positions Held  Length of Service
Name, Age           With the Fund   and Term of Office            Principal Occupation During      Other Directorships
                                                                  Past Five Years                  Held by this Officer
Mark E.             Assistant       Since November,               Deputy Treasurer of Pioneer      None
Bradley (45)        Treasurer       2004. Serves                  since 2004; Treasurer and
                                    at the discretion             Senior Vice President, CDC
                                    of the Board                  IXIS Asset Management
                                                                  Services from 2002 to 2003;
                                                                  Assistant Treasurer and Vice
                                                                  President, MFS Investment
                                                                  Management from 1997 to
                                                                  2002; and Assistant
                                                                  Treasurer of all of the
                                                                  Pioneer Funds since November
                                                                  2004
===================================================================================================================================

Luis I.             Assistant       Since November,               Assistant Vice President -       None
Presutti (40)       Treasurer       2000. Serves                  Fund Accounting,
                                    at the discretion             Administration and Custody
                                    of the Board                  Services of Pioneer; and
                                                                  Assistant Treasurer of all
                                                                  of the Pioneer Funds
===================================================================================================================================

Gary Sullivan (47)  Assistant       Since May, 2002.              Fund Accounting Manager -        None
                    Treasurer       Serves at the                 Fund Accounting,
                                    discretion of                 Administration and Custody
                                    the Board                     Services of Pioneer; and
                                                                  Assistant Treasurer of all
                                                                  of the Pioneer Funds since
                                                                  May 2002
===================================================================================================================================

Katherine Kim       Assistant       Since October, 2004.          Fund Administration Manager      None
Sullivan (31)       Treasurer       Serves at the                 - Fund Accounting,
                                    discretion of                 Administration and Custody
                                    the Board                     Services since June 2003;
                                                                  Assistant Vice President -
                                                                  Mutual Fund Operations of
                                                                  State Street Corporation
                                                                  from June 2002 to June 2003
                                                                  (formerly Deutsche Bank
                                                                  Asset Management); Pioneer
                                                                  Fund Accounting,
                                                                  Administration and Custody
                                                                  Services (Fund Accounting
                                                                  Manager from August 1999 to
                                                                  May 2002); and Assistant
                                                                  Treasurer of all Pioneer
                                                                  Funds since September 2003
===================================================================================================================================

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    Positions Held  Length of Service
Name, Age           With the Fund   and Term of Office            Principal Occupation During      Other Directorships
                                                                  Past Five Years                  Held by this Officer
Martin J.           Chief           Since October, 2004.          Chief Compliance Officer of      None
Wolin (38)          Compliance      Serves at the                 Pioneer (Director of Compliance
                    Officer         discretion of                 and Senior Counsel from November
                                    the Board                     2000 to September 2004); and
                                                                  Chief Compliance Officer of all
                                                                  of the Pioneer Funds since 2004.
===================================================================================================================================

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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58

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                                                                              59

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60

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filings of its Form N-
1A, totaled approximately $27,485 in 2005 and approximately $23,900 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for audit-related services provided to the Fund during the fiscal years ended October 31, 2005 and 2004 totaled $0 and $10,000, respectively. Fees for audit-related services provided to the Fund in 2004 were for the reviews of the Fund's semi annual financial statements.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, and tax advisory services totaled $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended October 31, 2005 and 2004.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

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GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,800 in 2005 and $16,000 in 2004.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  December 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 29, 2005

* Print the name and title of each signing officer under his or her signature.